Other financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Provisions for liabilities and charges
Total	£ 55,089	£ 49,107
MRELs
Provisions for liabilities and charges
Total	21,660	22,265
Other medium term notes
Provisions for liabilities and charges
Total	17,843	16,419
Commercial paper and certificates of deposit
Provisions for liabilities and charges
Total	11,321	5,672
Covered bonds
Provisions for liabilities and charges
Total	2,122	2,842
Securitisation
Provisions for liabilities and charges
Total	863	859
Financial liabilities at fair value through profit or loss | Customer accounts
Provisions for liabilities and charges
Total	£ 1,280	£ 1,050